U.S. SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2

     Read   instructions  at  end  of  Form  before preparing Form.
                              Please print or type.

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1.     Name and address of issuer:
           Schwartz Investment Trust
           3707 W. Maple Road
           Bloomfield Hills, Michigan 48301
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2.     Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [X]

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3.     Investment Company Act File Number: 811-7148

       Securities Act File Number: 33-51626
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4(a).      Last day of fiscal year for which this notice is filed;

           December 31, 1997

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4(b).      [   ]     Check box if this is being filed late (i.e., more than
                      90 calendar days after the end of the issuer's fiscal
                      year).  (See Instruction A.2)

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

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4(c). [   ]                Check box if this is the last time the issuer will be
                           filing this Form.

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
5. Calculation of registration fee:

(i)           Aggregate sale price of securities sold
              during the fiscal year pursuant to section 24(f):    $ 15,143,709
                                                                     -----------

(ii)          Aggregate price of securities
              redeemed or repurchased during
              the fiscal year:                             $ 7,716,318
                                                             ----------

(iii)         Aggregate price of securities
              redeemed or repurchased  during any
              PRIOR  fiscal  year ending no earlier
              than  October 11, 1995 that
              were not previously used to reduce
              registration fees payable
              to the Commission:                            $ 2,140,755
                                                             ----------

(iv)          Total available redemption credits
              [add Items 5(ii) and 5(iii)]:                        -$ 9,857,073
                                                                     ----------

(v)           Net sales -- if Item 5(i) is  greater
              than Item  5(iv)  [subtract
              Item 5(iv) from Item 5(i)]:                           $ 5,286,636
                                                                     ----------

(vi)          Redemption credits available for
              use in future years -- if Item
              5(i) is less than Item 5(iv) [subtract
              Item 5(iv) from Item 5(i)]:                      $ NONE
                                                                 -----

(vii)         Multiplier for determining
              registration fee (See instruction
              C.9):                                                    x.000295
                                                                        -------
(viii)        Registration fee due [multiply
              Item 5(v) by Item 5(vii)](enter
              "0" if no fee is due):                                 =$1,559.56
                                                                       ========


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6.       Prepaid Shares

         If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:None. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:None.

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7.       Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                                      +$  NONE
                                                                         ------
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8.       Total of the amount of the  registration  fee due plus any interest due
         [line 5(viii) plus line 7]:

                                                                    =$ 1,559.56
                                                                     -----------
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9.       Date the  registration  fee and any  interest  payment  was sent to the
         Commission's lockbox depository: March 5, 1998

              Method of Delivery:

                                    [X]Wire Transfer
                                    [ ]Mail or other means

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*
                                            /s/ John F. Splain
                                            ------------------------------------
                                            John F. Splain, Assistant Secretary
                                            ------------------------------------

Date  March 6, 1998
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*Please print the name and title of the signing officer below the signature.